INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
Summary of intangible assets

	Gross carrying amount					Depreciation
	At the		Additions		At the	At the				At the	Net carrying
	beginning		by business		End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2020
Measurement at cost
Goodwill	3,632,645	7,292	—	—	3,639,937	—	—	—	—	—	3,639,937
Brands	199,999	—	—	—	199,999	—	—	—	—	—	199,999
Other intangible assets(*)	3,913,880	1,739,447	—	(14,279)	5,639,048	(1,827,099)	(71)	—	(869,276)	(2,696,446)	2,942,602
TOTAL	7,746,524	1,746,739	—	(14,279)	9,478,984	(1,827,099)	(71)	—	(869,276)	(2,696,446)	6,782,538

	Gross carrying amount					Depreciation
	At the		Additions		At the	At the				At the	Net carrying
	beginning		by business		End of the	beginning		By business		End of the	amount at
Item	of the year	Additions	combinations	Disposals	year	of the year	Disposals	combinations	Of the year	year	12/31/2019
Measurement at cost
Goodwill	3,613,818	18,827	—	—	3,632,645	—	—	—	—	—	3,632,645
Brands	199,999	—	—	—	199,999	—	—	—	—	—	199,999
Other intangible assets (*)	3,033,287	886,405	—	(5,812)	3,913,880	(1,203,185)	164	—	(624,078)	(1,827,099)	2,086,781
TOTAL	6,847,104	905,232	—	(5,812)	7,746,524	(1,203,185)	164	—	(624,078)	(1,827,099)	5,919,425

(*)mainly include systems and programs.

Summary of goodwill by cash generating units

	12/31/2020	12/31/2019
Supervielle Seguros S.A.	9,686	9,686
Cordial Compañía Financiera S.A.	243,971	243,971
Banco Regional de Cuyo S.A.	50,784	50,784
InvertirOnline S.A.U. / InvertirOnline.Com Argentina S.A.U.	1,846,042	1,846,042
Micro Lending S.A.U.	1,453,519	1,453,519
Others	35,935	28,643
TOTAL	3,639,937	3,632,645

Summary of assumptions used in goodwill impairment test

	Real	Forecast	Forecast	Forecast	Forecast	Forecast
	2020	2021	2022	2023	2024	2025
Inflation (end of period)	35.6%	46.8%	29.2%	19.6%	18.0%	18.0%
Inflation (average)	44.6%	41.1%	37.7%	24.3%	18.7%	18.0%
Cost of funding (average)	31.3%	40.0%	26.8%	21.5%	18.8%	18.8%
Loan’s interest rate (average)	59.4%	40.0%	18.4%	18.2%	17.5%	17.1%